Reporting entity (Details Narrative)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
AWN Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Ownership interest rate	50.00%	20.10%